Stock Issuance and Exchange (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended			3 Months Ended
	Jul. 31, 2013	Sep. 29, 2010	Dec. 31, 2013	Dec. 31, 2012	Sep. 29, 2010 Series A Preferred Stock [Member]	Sep. 29, 2010 Series B Preferred Stock [Member]	Dec. 22, 2010 Common Stock Private Placement [Member]	Sep. 29, 2010 Management [Member] Common Stock Private Placement [Member]	Mar. 31, 2013 Prior to February 15, 2014 [Member] Series A Preferred Stock [Member]	Mar. 31, 2013 After February 15, 2014 [Member] Series A Preferred Stock [Member]	Mar. 31, 2013 During First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Mar. 31, 2013 After First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Mar. 31, 2013 Ineligible as CDFI for 180 Days [Member] Series B Preferred Stock [Member]	Mar. 31, 2013 Ineligible as CDFI for 270 Days [Member] Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value					$ 18,000,000	$ 18,000,000
Stock Issued During Period, Shares, New Issues							82,906	400,000
Shares Issued, Price Per Share							$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement							829,060	4,000,000.0
Proceeds from Issuance of Preferred Stock and Preference Stock						4,000,000
Stock Issuance, Value		8,000,000				4,000,000
Preferred Stock, Dividend Rate, Percentage									5.00%	9.00%	2.00%	9.00%	5.00%	9.00%
Common Stock Par Value Per Share			$ 0.01	$ 0.01			$ 0.01
Payments for Repurchase of Warrants	50,000		(50,000)
Warrant Issued In Conjunction With Serial Preferred Stock	400,000		0	400,000
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000		$ 350,000